STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant May 102019 [Member]
Debt Instrument, Issuance Date	May 10, 2019	May 10, 2019
Debt Instrument, Maturity Date	May 10, 2019	May 10, 2019
Debt Conversion, Converted Instrument, Expiration or Due Date	May 10, 2022	May 10, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	5,000,000	5,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01	$ 0.01
Warrant Jan 212019 [Member]
Debt Instrument, Issuance Date	Jan. 21, 2019	Jan. 21, 2019
Debt Instrument, Maturity Date	Jan. 21, 2019	Jan. 21, 2019
Debt Conversion, Converted Instrument, Expiration or Due Date	Jan. 21, 2024	Jan. 21, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	3,750,000	3,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01	$ 0.01
Warrant Dec 312020 [Member]
Debt Instrument, Issuance Date	Dec. 31, 2020	Dec. 31, 2020
Debt Instrument, Maturity Date	Dec. 31, 2020	Dec. 31, 2020
Debt Conversion, Converted Instrument, Expiration or Due Date	Dec. 31, 2023	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	12,000,000	12,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01	$ 0.01
Warrant Aug 192019 [Member]
Debt Instrument, Issuance Date	Aug. 19, 2019	Aug. 19, 2019
Debt Instrument, Maturity Date	Aug. 19, 2019	Aug. 19, 2019
Debt Conversion, Converted Instrument, Expiration or Due Date	Aug. 19, 2024	Aug. 19, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	2,500,000	2,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01	$ 0.01
Warrant March 012021 [Member]
Debt Instrument, Issuance Date	Mar. 01, 2021
Debt Instrument, Maturity Date	Mar. 01, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Mar. 01, 2031
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	10,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant April 012021 [Member]
Debt Instrument, Issuance Date	Apr. 01, 2021
Debt Instrument, Maturity Date	Apr. 01, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Apr. 01, 2031
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	20,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant June 062021 [Member]
Debt Instrument, Issuance Date	Jun. 06, 2021
Debt Instrument, Maturity Date	Jun. 06, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Jun. 06, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	2,096,875
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant Jan 012021 [Member]
Debt Instrument, Issuance Date	Jan. 01, 2021
Debt Instrument, Maturity Date	Jan. 01, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Jan. 01, 2026
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	12,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant Feb 012023 [Member]
Debt Instrument, Issuance Date	Feb. 01, 2023
Debt Instrument, Maturity Date	Feb. 01, 2023
Debt Conversion, Converted Instrument, Expiration or Due Date	Feb. 01, 2026
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant March 0120211 [Member]
Debt Instrument, Issuance Date	Mar. 01, 2021
Debt Instrument, Maturity Date	Mar. 03, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Mar. 05, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant April 0120211 [Member]
Debt Instrument, Issuance Date	Apr. 01, 2021
Debt Instrument, Maturity Date	Apr. 01, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Apr. 01, 2026
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant May 012021 [Member]
Debt Instrument, Issuance Date	May 01, 2021
Debt Instrument, Maturity Date	May 03, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	May 06, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant June 012021 [Member]
Debt Instrument, Issuance Date	Jun. 01, 2021
Debt Instrument, Maturity Date	Jun. 03, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Jun. 05, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant July 012021 [Member]
Debt Instrument, Issuance Date	Jul. 01, 2021
Debt Instrument, Maturity Date	Jul. 03, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Jul. 05, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant Aug 012021 [Member]
Debt Instrument, Issuance Date	Aug. 01, 2021
Debt Instrument, Maturity Date	Aug. 01, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Aug. 01, 2026
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant Sept 012021 [Member]
Debt Instrument, Issuance Date	Sep. 01, 2021
Debt Instrument, Maturity Date	Sep. 01, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Sep. 01, 2026
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant Oct 012022 [Member]
Debt Instrument, Issuance Date	Oct. 01, 2022
Debt Instrument, Maturity Date	Oct. 01, 2022
Debt Conversion, Converted Instrument, Expiration or Due Date	Oct. 01, 2026
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant Nov 012021 [Member]
Debt Instrument, Issuance Date	Nov. 01, 2021
Debt Instrument, Maturity Date	Nov. 01, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Nov. 01, 2026
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant Dec 012021 [Member]
Debt Instrument, Issuance Date	Dec. 01, 2021
Debt Instrument, Maturity Date	Dec. 01, 2021
Debt Conversion, Converted Instrument, Expiration or Due Date	Dec. 01, 2026
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	78,346,875	25,250,000